UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  SEPTEMBER 30, 1999

CHECK HERE IF AMENDMENT ( );  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE):  (  ) IS A RESTATEMENT.
(  ) ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:  LODESTAR INVESTMENT COUNSEL, INC.
ADD:   208 SOUTH LASALLE STREET
       SUITE 1710
       CHICAGO, ILLINOIS 60604

13F FILE NUMBER:  28-7076

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT:

NAME:  WILLIAM A. GOLDSTEIN
TITLE: PRESIDENT

PHONE:  312-630-9666

      WILLIAM A. GOLDSTEIN, CHICAGO, ILLINOIS, OCT. 26, 1999

REPORT TYPE:
(X)  13F HOLDINGS REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:  0
FORM 13F INFORMATION TABLE ENTRY TOTAL:  93
FORM 13F INFORMATION TABLE VALUE TOTAL:  $150,868

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              022249106      248     4000 SH       SOLE                                       4000
Abbott Laboratories            COM              002824100      904    24638 SH       SOLE                                      24638
Albertson's Inc                COM              013104104     2759    69734 SH       SOLE                                      69734
Allstate Corporation           COM              020002101     2813   112798 SH       SOLE                                     112798
American Express               COM              025816109     3395    25149 SH       SOLE                                      25149
American Home Products         COM              026609107     2630    63380 SH       SOLE                                      63380
American Telephone and Telegra COM              001957109     1243    28573 SH       SOLE                                      28573
Ameritech                      COM              030954101      758    11360 SH       SOLE                                      11360
Amli Residential Properties    COM              001735109     2425   115465 SH       SOLE                                     115465
Atlantic Richfield             COM              048825103      328     3700 SH       SOLE                                       3700
BP Amoco PLC                   COM              055622104     5835    52654 SH       SOLE                                      52654
Bank One                       COM              06423A103      612    17578 SH       SOLE                                      17578
Bell Atlantic                  COM              077853109      244     3624 SH       SOLE                                       3624
Boeing Co                      COM              097023105     4130    96900 SH       SOLE                                      96900
Bristol Myers Squibb           COM              110122108     1586    23500 SH       SOLE                                      23500
CBS Corporation                COM              12490K107     5586   120783 SH       SOLE                                     120383
Cedar Fair L.P. Dep. Rcts.     COM              150185106      405    19500 SH       SOLE                                      19500
Chubb Corporation              COM              171232101     1814    36550 SH       SOLE                                      36550
Citigroup                      COM              172967101      260     5917 SH       SOLE                                       5917
Coca Cola                      COM              191216100      840    17400 SH       SOLE                                      17400
Crown Cork & Seal Inc.         COM              228255105     3102   127900 SH       SOLE                                     127650
Dean Foods                     COM              242361103     4171    95750 SH       SOLE                                      95500
Diagnostic Products            COM              252450101      373    13900 SH       SOLE                                      13900
Dow Chemical                   COM              260543103      341     3000 SH       SOLE                                       3000
DuPont                         COM              263534109     2073    34270 SH       SOLE                                      34270
Dun & Bradstreet               COM              26483B106      275     9206 SH       SOLE                                       9206
Eli Lilly & Company            COM              532457108      770    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      904    14300 SH       SOLE                                      14300
Exxon                          COM              302290101     3105    40854 SH       SOLE                                      40854
Fannie Mae                     COM              313586109      207     3309 SH       SOLE                                       3309
Federated Department Stores In COM              31410H101     2019    46212 SH       SOLE                                      46212
General Electric               COM              369604103     6662    56192 SH       SOLE                                      56192
H&R Block                      COM              093671105      400     9200 SH       SOLE                                       9200
Hartmarx Corporation           COM              417119104      662   165600 SH       SOLE                                     165600
Hewlett-Packard                COM              428236103     3072    33851 SH       SOLE                                      33851
Hillenbrand Industries         COM              431573104     1580    59900 SH       SOLE                                      59900
Home Depot                     COM              437076102      467     6800 SH       SOLE                                       6800
IDEX Corp                      COM              45167R104      276     9750 SH       SOLE                                       9750
IMS Health Inc                 COM              449934108      466    20412 SH       SOLE                                      20412
International Business Machine COM              459200101      442     3654 SH       SOLE                                       3654
Johnson & Johnson              COM              478160104     4915    53500 SH       SOLE                                      53500
Kellogg                        COM              487836108      232     6200 SH       SOLE                                       6200
Kimberly Clark Corp            COM              494368103     1842    34920 SH       SOLE                                      34920
Koninklijke Philips Electronic COM              500472204     3076    30452 SH       SOLE                                      30314
Lucent Technologies            COM              549463107      453     6984 SH       SOLE                                       6984
MCI Worldcom                   COM              55268B106     1312    18254 SH       SOLE                                      18254
Merck & Co.                    COM              589331107     4906    75693 SH       SOLE                                      75693
Minnesota Mining and Manufactu COM              604059105      865     9003 SH       SOLE                                       9003
Mobil Corp.                    COM              607059102      424     4205 SH       SOLE                                       4205
Morgan Stanley, Dean Witter    COM              617446448      226     2529 SH       SOLE                                       2529
Motorola                       COM              620076109     6114    69473 SH       SOLE                                      69273
Nestle S.A. Registered Voting  COM              641069406     7193    76550 SH       SOLE                                      76450
New Plan Excel Realty Trust    COM              648053106      540    30300 SH       SOLE                                      30300
Newell Rubbermaid, Inc.        COM              651229106     2092    73229 SH       SOLE                                      72835
Newhall Land & Farming Co Dep  COM              651426108      204     8300 SH       SOLE                                       8300
Nordstrom Inc.                 COM              655664100     2545    94250 SH       SOLE                                      94250
Northern Trust Co.             COM              665859104      352     4214 SH       SOLE                                       4214
PNC Financial Corporation      COM              693475105      228     4320 SH       SOLE                                       4320
Pepsico                        COM              713448108      396    13000 SH       SOLE                                      13000
Pfizer                         COM              717081103      291     8100 SH       SOLE                                       8100
Philip Morris Co.              COM              718154107      241     7040 SH       SOLE                                       7040
Procter & Gamble               COM              742718109     1803    19233 SH       SOLE                                      19233
Reader's Digest Association In COM              755267101     4284   146450 SH       SOLE                                     145950
Republic New York Corp.        COM              760719104     4792    78000 SH       SOLE                                      78000
Royal Dutch Petroleum          COM              780257804     3458    58541 SH       SOLE                                      58341
SBC Communications             COM              78387G103     2301    45071 SH       SOLE                                      45071
Sara Lee                       COM              803111103      332    14200 SH       SOLE                                      14200
Schering-Plough                COM              806605101     1570    36000 SH       SOLE                                      36000
Schlumberger Ltd.              COM              806857108     1951    31315 SH       SOLE                                      31315
Simon Property Group, Inc      COM              828806109      370    16508 SH       SOLE                                      16508
Texas Utilities                COM              882848104      928    24869 SH       SOLE                                      24869
The Tribune Company            COM              896047107     4249    85400 SH       SOLE                                      85400
Tiffany & Co. New              COM              886547108     3506    58500 SH       SOLE                                      58500
Time Warner                    COM              887315109     1121    18460 SH       SOLE                                      18460
Unocal Corporation             COM              915289102      230     6200 SH       SOLE                                       6200
Vodafone AirTouch              COM              92857T107     2882    12120 SH       SOLE                                      12120
WD-40 Company                  COM              929236107     1287    55000 SH       SOLE                                      55000
Wal-Mart Stores Inc            COM              931142103      837    17600 SH       SOLE                                      17600
Walgreen                       COM              931422109      482    19002 SH       SOLE                                      19002
Warner Lambert                 COM              934488107      276     4155 SH       SOLE                                       4155
Waste Management               COM              94106L109     2086   108348 SH       SOLE                                     107986
William Wrigley Co.            COM              982526105      213     3100 SH       SOLE                                       3100
Acorn Fund Inc.                FUND             004851101      272 14950.713SH       SOLE                                  14950.713
Amer. Washington Mutual Inv. F FUND             939330106      460 14245.799SH       SOLE                                  14245.799
Fundamental Investors Inc.     FUND             360802102      464 14867.415SH       SOLE                                  14867.415
Investment Company of America  FUND             461308108      223 6977.115 SH       SOLE                                   6977.115
Nicholas II                    FUND             653740100      838 26335.968SH       SOLE                                  26335.968
Skyline Special Equities Fund  FUND             830833208      629 35755.345SH       SOLE                                  35755.345
UIT Equity Inv Fund #10        FUND             294711254       15 16090.000SH       SOLE                                  16090.000
UIT Equity Inv Trust #10 Ser A FUND             294711270       51 48424.000SH       SOLE                                  48424.000
Vanguard Group Wellington Fund FUND             949527105      283 9710.305 SH       SOLE                                   9710.305
Boston Chicken, Inc.           CNV              100578AA1        1   120000 PRN      SOLE                                     120000
UTS Uncommon Values Tr #99A An                  294933403       46    50387 SH       SOLE                                      50387